GENERAL (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net comprehensive loss	$ 24,603	$ 19,449	$ 32,834
Accumulated deficit	95,620
Net Cash Provided by (Used in) Operating Activities	$ (19,241)	$ (18,148)	$ (28,326)